OTHER LONG-TERM OBLIGATIONS (Details 2) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Asset Retirement Obligation	6.0	6.1	6.2
Other Long Term Obligation [Member]
Asset Retirement Obligation	5.7	5.8	5.9
Accounts Payable and Accrued Liabilities [Member]
Asset Retirement Obligation	0.3	0.3	0.3